Consolidated Statements of Changes in Stockholders' Equity (Deficiency) (USD $)	Total	.001 Par Value Common Stock	Additional Paid-In Capital	Accumulated Deficiency
Balance at Dec. 31, 2009	$ (1,191,241)	$ 171,204	$ 751,087	$ (2,113,532)
Balance (Shares) at Dec. 31, 2009	0	17,120,408	0	0
Issuance of common stock	160,000	13,130	146,870	0
Issuance of common stock, (Shares)	0	1,313,006	0	0
Repurchase and retirement of common stock	(50,000)	(3,583)	(46,417)	0
Repurchase and retirement of common stock, (Shares)	0	(358,267)	0	0
Stockholder loan conversion	95,000	6,774	88,226	0
Stockholder loan conversion, (Shares)	0	677,395	0	0
Reclassification of derivative conversion options liabilities upon settlement of convertible notes	162,781	0	162,781	0
Shares issued upon settlement of convertible debt	96,600	3,900	92,700	0
Shares issued upon settlement of convertible debt, (Shares)	0	389,978	0	0
Stock-based compensation	83,508	3,564	79,944	0
Stock-based compensation, (Shares)	0	356,369	0	0
Stock issued in private offering, net of warrant liabilities in the amount of $112,349, and closing costs in the amount of $431,450	2,331,201	116,065	2,215,136	0
Stock issued in private offering, net of warrant liabilities in the amount of $112,349, and closing costs in the amount of $431,450 (Shares)	0	11,606,505	0	0
Net loss	(1,247,644)	0	0	(1,247,644)
Balance at Dec. 31, 2010	440,205	311,054	3,490,327	(3,361,176)
Balance (Shares) at Dec. 31, 2010	0	31,105,394	0	0
Issuance of common stock	1,200,000	48,444	1,151,556	0
Issuance of common stock, (Shares)	0	4,844,444	0	0
Issuance of common stock for services	25,100	1,009	24,091	0
Issuance of common stock for services (Shares)	0	100,926	0	0
Shares outstanding at time of reverse merger dated November 4, 2011	(189,570)	32,700	(222,270)	0
Shares outstanding at time of reverse merger dated November 4, 2011 (Shares)	0	3,269,992	0	0
Issuance of common stock for services	81,750	4,088	77,662	0
Issuance of common stock for services (Shares)	0	408,750	0	0
Issuance of common stock for settlement of debt	10,000	500	9,500	0
Issuance of common stock for settlement of debt (Shares)	0	50,000	0	0
Stock-based compensation	157,551	0	157,551	0
Net loss	(1,909,575)	0	0	(1,909,575)
Balance at Dec. 31, 2011	$ (184,539)	$ 397,795	$ 4,688,417	$ (5,270,751)
Balance (Shares) at Dec. 31, 2011	0	39,779,506	0	0